TDRs that had Payment Defaults (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Count	5
Default Balance	$ 5,036
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count	3	1
Default Balance	4,457	2,352
Residential mortgage
Financing Receivable, Modifications [Line Items]
Count	2
Default Balance	$ 579